Loans payable - Neuronetics Notes (Details)		3 Months Ended		9 Months Ended
	Mar. 31, 2023 USD ($) Day	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Nov. 06, 2024 USD ($)	Oct. 15, 2024 USD ($)	Oct. 03, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 13, 2023 USD ($)	Feb. 03, 2023 USD ($)
Loans payable
Accounts payable		$ 10,563,496		$ 10,563,496					$ 9,050,616
Face Amount						$ 5,106,599	$ 5,106,599	$ 5,106,599		$ 6,505,000	$ 750,000
Basis spread on variable rate				7.65%
Carrying amount		146,252,137		$ 146,252,137
Neuronetics Note
Loans payable
Accounts payable	$ 5,883,644
Face Amount	$ 6,000,000
Basis spread on variable rate	7.65%
Percentage of unpaid amount used as numerator for issuance of warrants	200.00%
Discount on exercise price of warrants compared to share price used as denominator for issuance of warrants	20.00%
Volume weighted average trading days | Day	30
Carrying amount		4,000,000		4,000,000					$ 5,200,000
Interest expense		137,372	$ 188,889	451,907	$ 378,964
Repayment of notes		$ 537,372	$ 533,333	$ 1,651,907	$ 533,333